Commitments and Contingencies (Details) - Inflection Point Acquisition Corp. [Member] - USD ($)	1 Months Ended		12 Months Ended
	Nov. 27, 2022	Sep. 24, 2021	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Registration rights agreement, description			Pursuant to the registration rights agreement and assuming $1,500,000 of Working Capital Loans are converted into additional warrants, the Company will be obligated to register up to 21,588,750 Class A ordinary shares and 8,345,000 warrants. The number of Class A ordinary shares includes (i) 8,243,750 Class A ordinary shares to be issued upon conversion of the Founder Shares, (ii) 5,000,000 Forward Purchase Shares, (iii) 6,845,000 Class A ordinary shares underlying the Private Placement Warrants and (iv) 1,500,000 Class A ordinary shares underlying the warrants issuable upon conversion of Working Capital Loans. The number of warrants includes 6,845,000 Private Placement Warrants and 1,500,000 additional warrants issuable upon the conversion of Working Capital Loans.
Underwriting discount per unit		2.00%
Underwriting discount value		$ 4,000,000
Aggregate of units (in Shares)		10,000,000
Deferred underwriting discount			3.50%
Deferred underwriting commission	$ 11,541,250
Additional paid-in capital	$ 11,541,250
Deferred underwriting fee payable			$ 0	$ 11,541,250
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase of units (in Shares)			4,500,000
Underwriting fee			$ 595,000
Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds			$ 11,541,250